PHOENIX CONVERTIBLE FUND SERIES

                                   a series of
                               Phoenix Series Fund
                                101 Munson Street
                         Greenfield, Massachusetts 01301

                                ----------------

                                                                August 24, 1998

Dear Shareholder:

     A Special Meeting of Shareholders of the Phoenix Convertible Fund Series (the "Convertible Fund"), a series of the Phoenix Series Fund (the "Trust") will be held at 11 a.m., local time, on October 5, 1998, at the offices of the Phoenix Series Fund (the "Meeting"). At the Meeting, the shareholders of the Convertible Fund will vote on an Agreement and Plan of Reorganization (the "Plan") under which the Convertible Fund will become part of the Phoenix Income and Growth Fund (the "Income and Growth Fund"), a series of the Phoenix Income and Growth Fund (the "Acquiring Trust"), which has substantially similar investment objectives to those of the Convertible Fund (the "Reorganization"). If the Plan is approved and implemented, each Convertible Fund shareholder will become a shareholder of the Income and Growth Fund and will receive shares of the corresponding class of the Income and Growth Fund having an aggregate value equal to the aggregate value of such shareholder's investment in the Convertible Fund. No sales charge will be imposed in connection with the Reorganization. Phoenix Investment Counsel, Inc., the investment adviser to both the Convertible Fund and the Income and Growth Fund will pay all costs of the Reorganization. The Reorganization will be conditioned upon receipt of an opinion of counsel indicating that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

     The Board of Trustees of the Trust believes that the Reorganization offers shareholders of the Convertible Fund the opportunity to pursue their goals in a larger fund with a wider scope of potential investment opportunities.

     The Board of Trustees of the Trust has carefully considered and has unanimously approved the proposed Reorganization, as described in the accompanying materials. The Board of Trustees of the Trust believes that the Reorganization is in the best interests of the Convertible Fund and its shareholders and, therefore, recommends that the Convertible Fund shareholders vote in favor of approving the Plan.

     We strongly urge you to review, complete, and return your proxy as soon as possible. Your vote is important no matter how many shares you own. Voting your shares early will help to avoid costly follow-up mail and telephone solicitation. After reviewing the enclosed materials, please exercise your right to vote today by completing, dating, and signing each proxy card you receive and mailing the proxy in the self-addressed, postage-paid envelope that has been enclosed for your convenience. It is very important that you vote, and that your voting instructions be received no later than October 1, 1998.

     Please note that you may receive more than one proxy package if you hold shares of the Convertible Fund in more than one account, and you should return separate proxy cards for such accounts. If you have any questions, please call
(800) 243-1574.


                                    Sincerely,


                                    Philip R. McLoughlin
                                    President
                                    Phoenix Series Fund

                         PHOENIX CONVERTIBLE FUND SERIES
                                   a series of
                               Phoenix Series Fund
                                101 Munson Street
                         Greenfield, Massachusetts 01301

                                ----------------

                    Notice of Special Meeting of Shareholders
                           to be Held October 5, 1998

TO THE SHAREHOLDERS:

     Notice is hereby given that a special meeting of shareholders of the Phoenix Convertible Fund Series (the "Convertible Fund"), a series of Phoenix Series Fund, a Massachusetts business trust, will be held at the offices of Phoenix Series Fund, 101 Munson Street, Greenfield, Massachusetts 01301, on October 5, 1998 at 11 a.m. local time (the "Meeting") for the following purposes:

     1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Plan"), and the transactions contemplated thereby, including (a) the transfer of all or substantially all of the assets of the Convertible Fund to Phoenix Income and Growth Fund (the "Income and Growth Fund") and the assumption by the Income and Growth Fund of certain identified liabilities in exchange for shares of the corresponding class of the Income and Growth Fund and (b) the distribution of the shares of the Income and Growth Fund so received to shareholders of the Convertible Fund.

     2. To consider and act upon any matter incidental to the foregoing and to transact such other business as may properly come before the Meeting and any adjournments thereof.

     You are entitled to vote at the Meeting and any adjournment(s) thereof, if you owned shares of the Convertible Fund at the close of business on August 11, 1998. If you attend the Meeting, you may vote your shares in person. If you do not expect to attend the meeting, please complete, date, sign, and return the enclosed proxy card in the enclosed self-addressed, postage-paid return envelope.

     Please indicate your voting instructions on the enclosed proxy card, then please date and sign the card and return the proxy card in the envelope provided. If you sign, date, and return the proxy card but give no voting instructions, your shares will be voted "FOR" the proposal noticed above. In order to avoid the additional expense and delay of further solicitation, we ask your cooperation in mailing in your proxy card promptly. Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, such proxy cards cannot be voted.

                                    By Order of the Board of Trustees of the Phoenix Series Fund,



                                    G. Jeffrey Bohne, Secretary

Greenfield, Massachusetts 01301
August 24, 1998

                         PHOENIX CONVERTIBLE FUND SERIES
                                   a series of
                               Phoenix Series Fund
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-4361


                         PHOENIX INCOME AND GROWTH FUND
                                   a series of
                         Phoenix Income and Growth Fund
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-4361


                           PROSPECTUS/PROXY STATEMENT
                              Dated August 24, 1998

     This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Phoenix Series Fund, a Massachusetts business trust (the "Trust"), for use at the special meeting of shareholders of the Phoenix Convertible Fund Series (the "Convertible Fund") to be held at 11 a.m., local time, on October 5, 1998 at the offices of the Trust, 101 Munson Street, Greenfield, Massachusetts 01301, and at any adjournment(s) thereof (the "Meeting").

     The purpose of the Meeting is to consider an Agreement and Plan of Reorganization (the "Plan") that would effect the reorganization (the "Reorganization") of the Convertible Fund into the Phoenix Income and Growth Fund (the "Income and Growth Fund"), the sole portfolio series of the Phoenix Income and Growth Fund (the "Acquiring Trust") as described below. Pursuant to the Plan, which has been approved by the Board of Trustees of the Trust, all or substantially all of the assets of the Convertible Fund would be transferred to the Income and Growth Fund in exchange for Class A and Class B shares of beneficial interest in the Income and Growth Fund and the assumption by the Income and Growth Fund of certain identified liabilities of the Convertible Fund. These shares of the Income and Growth Fund would then be distributed pro rata to the shareholders of the Convertible Fund, and then the Convertible Fund would be liquidated. As a result of the proposed transactions, each shareholder of the Convertible Fund would receive a number of full and fractional shares of the corresponding class of the Income and Growth Fund having an aggregate net asset value equal, on the effective date of the Reorganization, to the aggregate net asset value of the shareholder's Convertible Fund shares.

     The Income and Growth Fund and the Convertible Fund are both portfolio series of open-end management investment companies and are managed by Phoenix Investment Counsel, Inc. ("PIC"). National Securities and Research Corporation ("National"), an affiliate of PIC, acted as the adviser to the Income and Growth Fund until June 1, 1998. As used in this Prospectus/Proxy Statement the term "Adviser" refers to PIC or National, as the context requires. The primary investment objective of the Income and Growth Fund is to provide an investment in a diversified group of securities that are selected for current yield consistent with preservation of capital. The secondary objective of the Income and Growth Fund is to achieve capital appreciation that is consistent with the primary objective. The Convertible Fund seeks as its investment objectives income and the potential for capital appreciation, which objectives are to be considered as relatively equal.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Convertible Fund, the Income and Growth Fund, and the transactions contemplated by the proposed

Reorganization, that the investor should know before voting on the proposed Reorganization. As used in this Prospectus/ Proxy Statement, the term "Funds" refers to the Convertible Fund and the Income and Growth Fund, collectively, and the term "Trusts" refers to the Trust and the Acquiring Trust, collectively. A copy of the Prospectus for the Income and Growth Fund, dated August 28, 1998, (the "Income and Growth Prospectus") is included with this Prospectus/Proxy Statement and is incorporated by reference herein.

     A Prospectus and Statement of Additional Information for the Convertible Fund, each dated February 27, 1998 have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated by reference herein. A Statement of Additional Information for the Income and Growth Fund, dated August 28, 1998, has also been filed with the Commission and is incorporated by reference herein. Copies of the above-referenced documents may be obtained without charge by contacting Phoenix Equity Planning Corporation ("Equity Planning") at 100 Bright Meadow Boulevard, Post Office Box 2200, Enfield, Connecticut 06083-2200, or by telephoning Equity Planning toll-free at 1-800-243-4361.

     A Statement of Additional Information, dated August 24, 1998 relating to the proposed transactions described in this Prospectus/Proxy Statement has been filed with the Commission and is incorporated by reference herein. Copies of this Statement of Additional Information may be obtained without charge by contacting Equity Planning, at 100 Bright Meadow Boulevard, Post Office Box 2200, Enfield, Connecticut 06083-2200, or by telephoning Equity Planning toll free at 1-800-243-4361.

     This Prospectus/Proxy Statement constitutes the proxy statement of the Convertible Fund for the Meeting and the prospectus for shares of the Income and Growth Fund that have been registered with the Commission and are being issued in connection with the Reorganization. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about August 24, 1998.

                               ----------------
THE SECURITIES OF THE INCOME AND GROWTH FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------
     The date of this Prospectus/Proxy Statement is August 24, 1998

                               TABLE OF CONTENTS

SUMMARY ......................................................     1
THE PROPOSED REORGANIZATION ..................................     5
PRINCIPAL RISK FACTORS .......................................     9
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES .............    10
COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS .........    17
COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES ..............    18
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS ................    19
FISCAL YEAR ..................................................    21
MANAGEMENT AND OTHER SERVICE PROVIDERS .......................    21
VOTING INFORMATION ...........................................    21
ADDITIONAL INFORMATION ABOUT THE FUNDS .......................    24
MISCELLANEOUS ................................................    24

                     [This page intentionally left blank]

                                     SUMMARY

Background

     The proposed Reorganization is the outcome of deliberations by the Board of Trustees of the Trusts undertaken at the suggestion of each Adviser. In November, 1997 each Adviser recommended that the Trustees of the respective Trusts consider the benefits that would be realized by the shareholders of the Convertible Fund and the Income and Growth Fund if the Convertible Fund were to be combined with the Income and Growth Fund. In response to this recommendation, the Trustees of each Trust who are not "interested persons" of their respective Trusts (as defined in Section 2(a)(19) of the 1940 Act (the "Independent Trustees")) requested that management outline a specific reorganization proposal for their consideration and, in connection therewith, that management provide the Independent Trustees with an analysis of the specific benefits to be realized by shareholders from the proposal. After considering the specific reorganization proposal, the Board of Trustees of each respective Trust, including the Independent Trustees, at meetings held on May 1, 1998 and May 27, 1998 unanimously approved the Plan.

Summary of the Proposed Reorganization

     The Reorganization will be effected pursuant to the Plan, a copy of which is set forth as Appendix A. The Plan provides for the acquisition of all or substantially all of the assets of the Convertible Fund by the Income and Growth Fund in exchange for Class A and Class B shares of the Income and Growth Fund and the assumption by the Income and Growth Fund of certain identified liabilities of the Convertible Fund. The Income and Growth Fund shares of the corresponding class then would be distributed pro rata to the Convertible Fund shareholders and outstanding Convertible Fund shares would be canceled. The Reorganization is anticipated to occur on October 9, 1998. As a result of the Reorganization, each Convertible Fund shareholder would receive a number of full and fractional shares of the corresponding class of Income and Growth Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of his or her Convertible Fund shares, as of the closing date of the Reorganization. The consummation of the Reorganization is subject to a number of conditions set forth in the Plan. See "The Proposed Reorganization." Among the significant conditions (which may not be waived) are (i) the receipt by each Trust of an opinion of counsel as to the Federal income tax consequences of the Reorganization and (ii) the approval of the Plan by the shareholders of the Convertible Fund. The Plan provides that the Adviser will bear all costs and expenses of the Reorganization, including the costs of the Meeting, the costs and expenses incurred in the preparation and mailing of the notice, this Prospectus/Proxy Statement and the proxy, and the solicitation of proxies.

Investment Objectives and Policies

     The investment objectives of the Convertible Fund and the Income and Growth Fund are substantially similar. The investment policies of the Funds differ in certain important respects. The primary investment objective of the Income and Growth Fund is to provide an investment in a diversified group of securities that are selected for current yield consistent with preservation of capital. The secondary objective of the Income and Growth Fund is to achieve capital appreciation that is consistent with the primary objective. The Convertible Fund seeks as its investment objectives income and the potential for capital appreciation, which objectives are to be considered as relatively equal. See "Principal Risk Factors" and "Comparison of Investment Objectives and Policies" below, for further information on the similarities and differences between the investment objectives, policies and risks of the Income and Growth Fund and the Convertible Fund. Additional information is also set forth in the Income and Growth Fund Prospectus.

Distribution Arrangements

     The Convertible Fund offers two classes of shares. Shares of the Convertible Fund are offered to the public at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed

(i) at the time of purchase (Class A Shares) or (ii) on a contingent deferred basis (Class B Shares). The Income and Growth Fund offers Class A and Class B shares having substantially identical rights and privileges to those of the Convertible Fund. See "Comparative Information on Distribution Arrangements" below for further information on the distribution arrangements of the Convertible Fund and the Income and Growth Fund. Additional information on distribution arrangements is also set forth in the Income and Growth Fund Prospectus.


Dividends and Distributions

     Both the Convertible Fund and the Income and Growth Fund distribute their respective net investment income quarterly, and distribute net realized capital gains, if any, on an annual basis. All dividends and distributions with respect to the shares of the Convertible Fund and the Income and Growth Fund are paid in additional shares of the respective series unless shareholders elect to receive cash.


Exchanges

     The Convertible Fund and the Income and Growth Fund currently offer shareholders identical exchange privileges. Shareholders of the Convertible Fund and the Income and Growth Fund may exchange their shares for shares of a corresponding class of shares of other Phoenix Funds or the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Equity Planning or any of their corporate affiliates (an "Affiliated Phoenix Fund"). Upon the effectiveness of the Reorganization, shareholders of the Convertible Fund will be entitled to the exchange privilege currently offered with respect to shares of the Income and Growth Fund. On exchanges with share classes that carry a contingent deferred sales charge ("CDSC"), the CDSC schedule of the original shares purchased continues to apply. Additional information regarding exchanges is also set forth in the Income and Growth Fund Prospectus.


Redemption Procedures

     Shares of both the Convertible Fund and shares of the Income and Growth Fund may be redeemed at a redemption price equal to the net asset value of the shares as next determined following the receipt of a redemption order in proper form. Payments of redemption proceeds for redeemed Convertible Fund and Income and Growth Fund shares ordinarily are made within seven days after receipt of a redemption request in proper form and documentation. See "Comparative Information on Shareholder Services" for more information.


Federal Tax Consequences of Proposed Reorganization

     At the closing of the Reorganization, the Trust and the Acquiring Trust will receive an opinion of counsel that subject to customary assumptions and representations, upon consummation of the Reorganization, the transfer of the assets of the Convertible Fund to the Income and Growth Fund and the assumption by the Income and Growth Fund of certain specified liabilities of the Convertible Fund will constitute a "reorganization" for Federal income tax purposes, and the Convertible Fund and the Income and Growth Fund will each be a "party to a reorganization" for Federal income tax purposes; shareholders of the Convertible Fund will recognize no gain or loss for Federal income tax purposes on their receipt of shares of the Income and Growth Fund; the aggregate tax basis of the Income and Growth Fund shares, including any fractional shares, received by each shareholder of the Convertible Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Convertible Fund shares held by such shareholder immediately prior to the Reorganization; and the holding period of the Income and Growth Fund shares, including fractional shares, to be received by each shareholder of the Convertible Fund will include the period during which the Convertible Fund shares exchanged therefor were held by such shareholder (provided that the Convertible Fund shares were held as a capital asset on the date of the Reorganization). See "The Proposed Reorganization--Federal Income Tax Consequences" for more information.

Comparative Fee Tables

     The tables below are designed to assist an investor in understanding the various direct and indirect costs and expenses associated with an investment in the relevant class of shares of each Fund. Each table also includes pro forma information for the combined Income and Growth Fund resulting from the Reorganization (the "Combined Income and Growth Fund") assuming the Reorganization took place on April 30, 1998, and after adjusting such information to reflect current fees. The expense information for the Income and Growth Fund and the Convertible Fund is based upon expenses for the twelve months ended April 30, 1998.

     As indicated in the table below, immediately upon consummation of the Reorganization, the "Total Fund Operating Expenses" for the Combined Income and Growth Fund are expected to be only slightly higher than the "Total Fund Operating Expenses" for the Convertible Fund.


                                                                                              Combined Income
                                                Income and              Convertible           and Growth Fund
                                                Growth Fund                Fund                  Pro Forma
                                            Class A     Class B     Class A     Class B     Class A      Class B
                                           ---------   ---------   ---------   ---------   ---------   ----------
Annual Fund Operating Expenses
(as a percentage of average net assets)
  Management Fees                             0.70%       0.70%       0.65%       0.65%       0.70%        0.70%
  12b-1 Fees (after waiver) (a)               0.25%       1.00%       0.25%       1.00%       0.25%        1.00%
  Other Expenses                              0.18%       0.18%       0.21%       0.21%       0.17%        0.17%
 Total Fund Operating Expenses                1.13%       1.88%       1.11%       1.86%       1.12%        1.87%

     The following table shows shareholder transaction expenses currently applicable to the purchase of Class A and Class B shares of both Funds. These expenses will remain in effect as to the Combined Income and Growth Fund immediately following the Reorganization.



     Income and Growth Fund
     Convertible Fund                                 Class A    Class B
--------------------------------------------------   ----------   ----------------------------------------------------
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases                4.75%     None
  (as a percentage of offering price)
Maximum Sales Load Imposed on Reinvested                None      None
 Dividends
Deferred Sales Load (as a percentage of original        None      5% during the first year, decreasing 1% annually to
 purchase price or redemption proceeds, as                        2% during the fourth and fifth years; dropping from
 applicable)                                                      2% to 0% after the fifth year
Redemption Fee                                          None      None
Exchange Fee                                            None      None

----------------
(a) "12b-1 Fees" represent an asset based sales charge that, for a long term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). Equity Planning has voluntarily agreed to limit the Class A 12b-1 Fees of the Income and Growth Fund to 0.25% for the 1998 fiscal year. Class A 12b-1 Fees and Total Fund Operating Expenses for the Income and Growth Fund would be .30% and 1.18%, respectively absent Equity Planning's waiver. Class A 12b-1 Fees and Total Fund Operating Expenses for
   the Combined Income and Growth Fund on a pro rata basis would be .30% and 1.17%, respectively, absent Equity Planning's waiver. The 12b-1 Fee for Class A and Class B Shares includes a service fee. See "Comparative Information on Distribution Arrangements--Distribution Plans."

Example*

     An investor would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                 Income and Growth Fund                             Convertible Fund
                      ---------------------------------------------   --------------------------------------------
                       1 Year     3 Years     5 Years     10 Years     1 Year     3 Years     5 Years     10 Years
                      --------   ---------   ---------   ----------   --------   ---------   ---------   ---------
Class A shares           $58        $82         $107        $178         $58        $81         $106        $176
Class B shares(1)        $59        $79         $102        $201         $59        $78         $101        $198


                       Pro Forma Combined Income and Growth Fund
                      --------------------------------------------
                       1 Year     3 Years     5 Years     10 Years
                      --------   ---------   ---------   ---------
Class A shares           $58        $81         $106        $177
Class B shares(1)        $59        $79         $101        $199

     An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of each time period:

                                 Income and Growth Fund                             Convertible Fund
                      ---------------------------------------------   --------------------------------------------
                       1 Year     3 Years     5 Years     10 Years     1 Year     3 Years     5 Years     10 Years
                      --------   ---------   ---------   ----------   --------   ---------   ---------   ---------
Class A shares           $58        $82         $107        $178         $58        $81         $106        $176
Class B shares(1)        $19        $59         $102        $201         $19        $58         $101        $198


                       Pro Forma Combined Income and Growth Fund
                      --------------------------------------------
                       1 Year     3 Years     5 Years     10 Years
                      --------   ---------   ---------   ---------
Class A shares           $58        $81         $106        $177
Class B shares(1)        $19        $59         $101        $199

----------------
(1) Ten-year figures assume conversion of Class B shares to Class A shares at the end of eight years.

* The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. The Example should not be considered a representation of past or future return or expenses. Actual return or expenses may be greater or less than shown.

Risk Factors

     The Income and Growth Fund may invest in equity and fixed income securities, including convertible securities. The risk characteristics of the Income and Growth Fund will therefore depend on the relative weighting of its portfolio from time to time. The Income and Growth Fund may invest up to 35% of its total net assets in non-rated and non-investment grade fixed income securities (commonly referred to as "junk bonds"). Such securities normally involve a greater degree of investment and credit risk than does investment in higher-rated securities and are subject to certain other risks. The Convertible Fund normally invests at least 65% of its total assets in convertible securities, which are hybrid securities that combine the investment characteristics of both fixed income and common stocks. Convertible securities are subject to particular risks. The Convertible Fund may invest up to 100% of its total net assets in junk bonds and may also leverage its portfolio through borrowing arrangements. Both Funds are permitted to invest in foreign securities, which involve different risks than those involved in securities of U.S. issuers. See "Principal Risk Factors."

                          THE PROPOSED REORGANIZATION


Agreement and Plan of Reorganization

     The terms and conditions under which the proposed Reorganization may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below. This summary, however, is qualified in its entirety by reference to the Plan, a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

     The Plan contemplates (i) the acquisition by the Income and Growth Fund, on the closing date of the Reorganization, of all or substantially all of the assets of the Convertible Fund in exchange for Class A and Class B shares of the Income and Growth Fund and the assumption by the Income and Growth Fund of certain identified liabilities of the Convertible Fund and (ii) the distribution of shares of the corresponding class of the Income and Growth Fund to the shareholders of the Convertible Fund in exchange for their respective shares of the Convertible Fund.

     The assets of the Convertible Fund to be acquired by the Income and Growth Fund include all property, including, without limitation, all cash, securities, and dividends or interest receivables which are owned by the Convertible Fund and any deferred or prepaid expenses shown as an asset on the books of the Convertible Fund on the closing date of the Reorganization. The Income and Growth Fund will assume all liabilities, accrued expenses, costs, charges, and reserves of the Convertible Fund reflected on an unaudited statement of assets and liabilities as of the closing date. The closing of the Reorganization will occur on the first Friday following satisfaction (or waiver) of the conditions to closing set forth in the Plan (currently anticipated to be October 9, 1998), or such later date as the parties may agree (the "Closing Date").

     The value of the Convertible Fund' assets to be acquired and the Convertible Fund' liabilities to be assumed by the Income and Growth Fund and the net asset value of each class of shares of the Income and Growth Fund will be determined as of immediately after the close of regular trading on the New York Stock Exchange on the Closing Date, using the valuation procedures set forth in the Income and Growth Fund's then-current Prospectus and Statement of Additional Information. The number of Class A and Class B shares of the Income and Growth Fund to be issued to the Convertible Fund will be determined by dividing (a) the value of the aggregate net assets attributable to each class of shares of the Convertible Fund by (b) the net asset value per share of the corresponding class of the Income and Growth Fund.

     On the Closing Date, the Convertible Fund will liquidate and distribute pro rata to its shareholders of record the Income and Growth Fund shares received by the Convertible Fund in exchange for their respective shares in the Convertible Fund. This liquidation and distribution will be accomplished by opening an account on the books of the Income and Growth Fund in the name of each shareholder of record in the Convertible Fund and by crediting thereon the shares due pursuant to the Reorganization. Every Convertible Fund shareholder will own shares of the corresponding class of the Income and Growth Fund immediately after the Reorganization, the value of which will be equal to the value of the shareholder's Convertible Fund shares immediately prior to the Reorganization.

     At or prior to the Closing Date, the Convertible Fund will declare a dividend or dividends which, together with all previous such dividends, have the effect of distributing to the Convertible Fund shareholders all of the Convertible Fund' investment company taxable income of the Convertible Fund for all taxable years ending at or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the Closing Date.

     The consummation of the Reorganization is subject to a number of conditions set forth in the Plan. Certain of these conditions may be waived by the Board of Trustees of either Trust, or by an authorized officer of each Trust, as appropriate.

Among the significant conditions which may not be waived are: (i) the receipt by the Trust and the Acquiring Trust of an opinion of counsel as to certain Federal income tax aspects of the Reorganization and (ii) the approval of the Plan by the shareholders of the Convertible Fund. The Plan may be terminated and the Reorganization abandoned at any time, before or after approval by the shareholders of the Convertible Fund, prior to the Closing Date, by either party by resolution of its Board of Trustees. In addition, the Plan may be amended by mutual agreement, except that no amendment may be made to the Plan subsequent to the Meeting that would change the provisions for determining the number of Income and Growth Fund shares to be issued to shareholders of the Convertible Fund without their further approval.


Reasons for the Reorganization

     The proposed Reorganization is the outcome of deliberations by the Board of Trustees of the Trusts undertaken at the request of each Advisor. In November 1997, each Adviser recommended that the Trustees of the respective Trust consider the benefits that would be realized by the shareholders of each Fund if the Convertible Fund were to be combined with the Income and Growth Fund. In response to this recommendation, the Independent Trustees of each Trust requested that management outline a specific reorganization proposal for their consideration and, in connection therewith, that management provide the Independent Trustees with an analysis of the specific benefits to be realized by shareholders from the proposal.

     At meetings of the Trust held on May 1, 1998 and May 27, 1998, PIC presented a specific reorganization proposal and supporting information for review by the Board of Trustees of the Trust. In the course of their review, the Trustees of the Trust noted that the Reorganization would be a means of combining two series with substantially similar investment objectives and would permit the shareholders of the Convertible Fund to pursue their investment goals in a larger fund. The Trustees also considered that the Income and Growth Fund offered a wider scope of potential investment opportunities when compared to the Convertible Fund, which was generally limited to investing 65% of its portfolio in convertible securities. The Trustees were presented with information showing that the total expense ratio of the Income and Growth Fund is only slightly higher than the total expense ratio of the Convertible Fund and the total expense ratio of the Combined Income and Growth Fund following the Reorganization is projected to be slightly higher than the current total expense ratio of the Convertible Fund. The Trustees, however, also considered the fact that the Reorganization could result in future economies of scale through the achievement of breakpoints in advisory fees, reduction or elimination of duplicate costs and expenses and the spreading of fixed and variable costs over a larger asset base. The Trustees also considered the Advisers' preference to devote available resources to a single larger fund rather than to two smaller funds with slightly different investment strategies.

     In the course of their review, the Independent Trustees also noted that the average annual return of Class A shares of the Income and Growth Fund of 16.10%, 10.93% and 12.58% for the one, five, and ten year periods ended April 30, 1998 compared favorably with the average annual return of 14.82%, 9.66% and 10.46% for the Class A shares of the Convertible Fund for the same periods. In addition, the Board of Trustees noted that the Reorganization provides for continuity of distribution and advisory arrangements and shareholder services. The Trustees also noted that the Acquiring Trust had elected not to assume any unreimbursed expenses of Equity Planning related to the sale of Class B Shares of the Convertible Fund that exist at the time of the Reorganization. Finally, the Trustees noted that the Reorganization will not result in the recognition of any gain or loss for Federal income tax purposes either to the Convertible Fund or the Income and Growth Fund or to the shareholders of either Fund.

     After considering these and other factors, the Board of Trustees of the Trust, including the Independent Trustees, unanimously concluded that the Reorganization would be in the best interests of the Convertible Fund and its shareholders and that the interests of existing Convertible Fund shareholders will not be diluted as a result of the transactions con-templated by the Reorganization. The Board of Trustees of the Trust then unanimously voted to approve the Plan and authorize the officers of the Trust to submit the Plan to shareholders for consideration.

     In addition, at meetings held on May 1, 1998 and May 27, 1998, the Board of Trustees of the Acquiring Trust, including the Independent Trustees, unanimously concluded that the Reorganization would be in the best interests of the Income and Growth Fund and the shareholders and that the interests of existing Income and Growth Fund shareholders will not be diluted as a result of the Reorganization. The Board of Trustees of the Acquiring Trust also unanimously voted to approve the Plan.

Federal Income Tax Consequences

     Counsel to the Funds, Goodwin, Procter & Hoar LLP, is to opine that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for Federal income tax purposes: (a) the transfer of all or substantially all of the assets of the Convertible Fund solely in exchange for Income and Growth Fund shares and the assumption by the Income and Growth Fund of certain assumed liabilities of the Convertible Fund, and the distribution of such shares to the shareholders of the Convertible Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1)(C); the Income and Growth Fund and the Convertible Fund will each be a "party to a reorganization" within the meaning of Section 368(b); (b) no gain or loss will be recognized by the Convertible Fund on the transfer of the assets of the Convertible Fund to the Income and Growth Fund in exchange for Income and Growth Fund shares and the assumption by the Income and Growth Fund of certain assumed liabilities of the Convertible Fund or upon the distribution of Income and Growth Fund shares to the Convertible Fund' shareholders in exchange for their shares of the Convertible Fund; (c) the tax basis of the Convertible Fund' assets acquired by the Income and Growth Fund will be the same to the Income and Growth Fund as the tax basis of such assets to the Convertible Fund immediately prior to the Reorganization, and the holding period of the assets of the Convertible Fund in the hands of the Income and Growth Fund will include the period during which those assets were held by the Convertible Fund; (d) no gain or loss will be recognized by the Income and Growth Fund upon the receipt of the assets of the Convertible Fund solely in exchange for the Income and Growth Fund shares and the assumption by the Income and Growth Fund of certain assumed liabilities of the Convertible Fund; (e) no gain or loss will be recognized by shareholders of the Convertible Fund upon the receipt of Income and Growth Fund shares by such shareholders, provided such shareholders receive solely Income and Growth Fund shares (including fractional shares) in exchange for their Convertible Fund shares; and (f) the aggregate tax basis of the Income and Growth Fund shares, including any fractional shares, received by each shareholder of the Income and Growth Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Convertible Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Income and Growth Fund shares, including fractional shares, to be received by each shareholder of the Convertible Fund will include the period during which the Convertible Fund shares exchanged therefor were held by such shareholder (provided that the Convertible Fund shares were held as a capital asset on the date of the Reorganization).

     The receipt of such an opinion is a condition to the consummation of the Reorganization. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the Reorganization, and the IRS is not bound by advice of counsel. If the transfer of the assets of the Convertible Fund in exchange for Income and Growth Fund shares and the assumption by the Income and Growth Fund of certain liabilities of the Convertible Fund do not constitute a tax-free reorganization, each Convertible Fund shareholder will recognize gain or loss equal to the difference between the value of Income and Growth Fund shares such shareholder acquires and the tax basis of such shareholder's Convertible Fund shares. Shareholders of the Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Reorganization, shareholders of the Funds should also consult tax advisers as to state and local tax consequences, if any, of the Reorganization.


Capitalization

     The following table sets forth the capitalization of the Income and Growth Fund and the Convertible Fund, and on a pro forma basis for the net Combined Income and Growth Fund as of April 30, 1998 giving effect to the proposed acquisition of net assets at net asset value. The pro forma data reflects an exchange ratio of 1.848392 and 1.836447 for Class A and Class B shares, respectively, of the Income and Growth Fund issued for each Class A and Class B share, respectively, of the Convertible Fund.


                                                                      Combined Income
                                 Income and         Convertible       and Growth Fund
                                Growth Fund             Fund             Pro Forma
                             -----------------   -----------------   ----------------
Net assets
 Class A                       $ 459,991,986       $ 195,551,146      $ 655,543,132
 Class B                         361,875,993           8,608,357        370,484,350
Net asset value per share
 Class A                       $       10.20       $       18.85      $       10.20
 Class B                               10.22               18.77              10.22
Shares outstanding
 Class A                          45,084,238          10,372,087         64,255,919
 Class B                          35,407,595             458,660         36,249,900

     The table set forth above should not be relied on to determine the number of Income and Growth Fund shares to be received in the Reorganization. The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of the Convertible Fund and the Income and Growth Fund at the time of the Reorganization.


Historical Performance Information

     The following table sets forth the average annual total return of the Class A and Class B shares of the Convertible Fund and the Income and Growth Fund for the periods indicated.


                       Average Annual Total Returns for
                            Periods Ending 4/30/98

       Fund Name             1 Year       5 Years       10 Years
       ---------             ------       -------       --------
Income and Growth Fund
 Class A                      16.10%        10.93%        12.58%
 Class B                      17.03%        11.19%           --
Convertible Fund
 Class A                      14.82%         9.66%        10.46%
 Class B                      15.70%           --            --

     The average annual total return for the Class B shares of the Income and Growth Fund from inception (January 3, 1992) to April 30, 1998 was 11.49%. The average annual total return for the Class B shares at the Convertible Fund from inception (July 15, 1994) to April 30, 1998 was 11.92%. Average annual total return is the compounded return for the period indicated. It reflects the change in share price, the reinvestment of all dividends and capital gains and the effect of the maximum sales charge. Class A shares reflect the deduction of the maximum 4.75% sales charge. Class B shares are subject to a maximum contingent deferred sales charge of 5%. The 1-year performance information for Class B shares reflects the deduction of a 4% CDSC. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.


                             PRINCIPAL RISK FACTORS

     The following highlights the principal differences between the risk factors associated with an investment in the Income and Growth Fund as contrasted with those associated with the Convertible Fund and is qualified in its entirety by the more extensive discussion of risk factors in the Prospectuses and Statements of Additional Information for the Income and Growth Fund and the Convertible Fund.

     Under normal circumstances, the Convertible Fund invests at least 65% of its total assets in convertible securities. Convertible securities are hybrid securities that combine the investment characteristics of both fixed income securities and common stocks. Convertible securities generally offer higher yields than common stocks but lower yields than comparable nonconvertible fixed income securities. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Convertible Fund is called for redemption, the Convertible Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Income and Growth Fund may invest in equity and fixed income securities, including convertible securities. The risk characteristics of the Income and Growth Fund will therefore depend on the relative weighting of its portfolio from time to time.

     The Income and Growth Fund may invest up to 35% of its total net assets in non-rated and non-investment grade fixed income securities (commonly referred to as "junk" bonds). The Convertible Fund may invest up to 100% of its net assets in non-rated and non-investment grade convertible securities. Non-investment grade and certain non-rated securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in non-investment grade and non-rated securities normally involves a greater degree of investment and credit risk than does investment in securities having higher ratings. With such securities, there is a greater possibility that an adverse change in the financial condition of the issuer may affect its ability to make payments of income and principal. The expenses of the Fund would increase if it became necessary to seek recovery from such an issuer. The market prices of non-investment grade and non-rated securities generally fluctuate in response to changes in economic conditions more than those of higher rated securities. Non-investment grade and non-rated securities may be thinly traded and less liquid than investment grade securities and are therefore harder to value and more susceptible to adverse publicity concerning the issuer. To the extent that either Fund holds any non-investment grade or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility or lack of liquidity.

     The Income and Growth Fund is not permitted to leverage its portfolio through borrowing arrangements. The Convertible Fund may leverage its portfolio in order to increase its ownership of securities holdings by borrowing from banks and investing the borrowed funds. Interest on money borrowed will be an expense of the Convertible Fund with respect to which the borrowing has been made. Any investment gains made with the additional monies borrowed in excess of interest paid will benefit the Convertible Fund. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed), the Convertible Fund will be worse off than it would have been if it had not borrowed.

     Both Funds are permitted to make substantial investments in foreign securities (100% of total assets in the case of the Income and Growth Fund and 25% of net assets in the case of the Convertible Fund). Investing in foreign securities involves different risks from those involved in investing in securities of U.S. issuers. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries, difficulty in invoking legal process abroad, and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility, and changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many foreign securities will not be registered with the Commission and many of the issuers of foreign securities will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may compare favorably or unfavorably with the United States economy with respect to such factors as rate of growth, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions, and economic trends in foreign countries may be difficult to assess.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The following discussion summarizes some of the more significant similarities and differences in the investment objectives, policies and restrictions of the Income and Growth Fund and the Convertible Fund. The discussion below is qualified in its entirety by the discussion elsewhere herein, and in the Prospectus and Statement of Additional Information for each Fund.


Investment Objectives and Policies

     The investment objectives of the Income and Growth Fund and the Convertible Fund are substantially similar. The primary investment objective of the Income and Growth Fund is to provide an investment in a diversified group of securities that are selected for current yield consistent with preservation of capital. The secondary objective of the Income and Growth Fund is to achieve capital appreciation that is consistent with the primary objective. The Convertible Fund seeks as its investment objectives income and the potential for capital appreciation, which objectives are to be considered as relatively equal. The primary investment objective of the Income and Growth Fund and the investment objectives of the Convertible Fund are "fundamental" policies which may not be changed without the approval of the holders of at least a "majority of the outstanding voting securities" (as that term is defined in the 1940 Act) of the respective Fund. The secondary investment objective of the Income and Growth Fund is a non-fundamental policy that may be changed by the Acquiring Trust's Board of Trustees.

     The investment policies of the Income and Growth Fund differ from the investment policies of the Convertible Fund in certain important respects.

     The Income and Growth Fund must invest at least 65% of its total assets in securities that have the potential to produce income and achieve capital growth. The Income and Growth Fund may invest in common stock, debt securities and preferred stocks which are convertible into or carry the right to purchase common stock or other equity securities ("Convertible Securities"), debt securities, U.S. government securities, and options on securities, securities indices and currencies. The Income and Growth Fund may invest up to 35% of its net assets in high risk fixed income securities (commonly known as "junk bonds"). See "Principal Risk Factors."

     Under normal circumstance, the Convertible Fund will invest at least 65% of its total assets in convertible securities. If at any time the Convertible Fund investments in common stocks, warrants and non-convertible securities exceeds 35% of the market value of its total assets (other than cash and government securities), the Convertible Fund will only invest in convertible securities until the 65% standard is equaled or exceeded. The 65% standard may not be maintained at all times. The Convertible Fund may invest its assets without limitation in high-grade senior securities or government securities or retain cash or cash equivalents when a temporary defensive position is deemed advisable by the Adviser. The Convertible Fund is not subject to any limitations with respect to the rating of the convertible securities in its portfolio, which may include high, medium, lower and non-rated securities. See "Principal Risk Factors."

Certain Investment Restrictions

     The Convertible Fund and the Income and Growth Fund are both subject to certain investment restrictions that restrict the scope of their investments. Fundamental investment restrictions may not be changed without the affirmative vote of the holders of a majority of the outstanding securities (as defined in the 1940 Act) of the respective Fund. However, investment restrictions that are not fundamental may be changed by the Board of Trustees without shareholder approval. The table below presents a comparison of certain fundamental and non-fundamental investment restrictions of the Convertible Fund and the Income and Growth Fund. Fundamental restrictions are followed by an (F); non-fundamental restrictions are followed by an (nf).



 Subject Matter of Restriction             Convertible Fund                 Income and Growth Fund
------------------------------- -------------------------------------- -------------------------------
Borrowing                       The Convertible Fund may               The Income and Growth Fund may
                                borrow money (a) for temporary         not borrow money. (F)
                                administrative purposes up to 10%
                                of the value of its total assets and
                                (b) for investment purposes if such
                                borrowing is (i) authorized by the
                                Trustees prior to the public offering
                                of the Convertible Fund or by
                                shareholders of the Convertible
                                Fund thereafter; (ii) limited to 25%
                                of the value of its total assets
                                including such borrowings (iii) and
                                the lender agrees that any recourse
                                is limited to the assets of the

                                Convertible Fund. (F)
                                The Board of Trustees authorized
                                borrowing for investment purposes
                                by the Convertible Fund prior to the
                                public offering of its shares.
------------------------------------------------------------------------------------------------------

  Subject Matter of Restriction                Convertible Fund                     Income and Growth Fund
--------------------------------    -------------------------------------- ----------------------------------------
Pledging                            The Convertible Fund may not           The Income and Growth Fund may
                                    assets to an extent greater than 10%   not pledge, mortgage or hypothecate
                                    of the value of its total assets and   any securities or other property. (F)
                                    any such pledge, mortgage or
                                    hypothecation must be to secure
                                    permitted borrowings. (F)
-------------------------------------------------------------------------------------------------------------------

Debt Securities-Credit Quality      The Convertible Fund may invest        The Income and Growth Fund may
                                    up to 100% of its total assets in      invest up to 35% of its assets in
                                    non-rated or non-investment grade      non-rated or non-investment grade
                                    convertible securities. (nf)           high risk fixed income securities. (nf)
-------------------------------------------------------------------------------------------------------------------

Foreign Securities                  The Convertible Fund may invest        The Income and Growth Fund may
                                    up to 25% of its net assets in         invest up to 100% of its total assets
                                    foreign securities. (nf)               in foreign securities. (nf)
-------------------------------------------------------------------------------------------------------------------

Lending                             The Convertible Fund may not           The Income and Growth Fund may
                                    make cash loans, except that it may    not make loans, except that it may
                                    (a) purchase bonds, notes or similar   lend portfolio securities up to 25%
                                    obligations customarily purchased      of net assets at the time the loan is
                                    by institutional investors and (b)     made to broker/dealers or other
                                    enter into repurchase agreements       financial institutions not affiliated
                                    (except that no more than 10% of       with the Trust or the Adviser, subject
                                    the Convertible Fund's net assets      to conditions established by the
                                    may be subject to repurchase           Adviser and may enter into
                                    agreements maturing in more than       repurchase transactions in accordance
                                    seven days). (F)                       with the Income and Growth Fund
                                                                           Prospectus. (F)

                                    The Convertible Fund may not           The purchase of bonds, notes or
                                    make securities loans except that it   similar obligations customarily
                                    may make loans of its portfolio        purchased by institutional investors is
                                    securities up to 25% of the value of   not considered as making loans by
                                    its total assets. (F)                  the Income and Growth Fund. (nf)
-------------------------------------------------------------------------------------------------------------------

  Subject Matter of Restriction                Convertible Fund                       Income and Growth Fund
-------------------------------- ------------------------------------------- ---------------------------------------
Illiquid Securities/Restricted   The Convertible Fund may purchase           The Income and Growth Fund may
 Securities                      illiquid securities, (including             not invest more than 15% of the
                                 repurchase agreements providing for         value of its net assets in illiquid
                                 settlement more than seven days             securities, including (i) restricted
                                 after notice) or restricted securities      securities (except that the Board of
                                 if such illiquid securities do not          Trustees may determine that certain
                                 constitute more than 15% of its net         Rule 144A securities are liquid), (ii)
                                 assets. (F)                                 repurchase agreements maturing in
                                                                             more than seven days and (iii)
                                                                             securities that are not readily
                                                                             marketable. (nf)

-------------------------------------------------------------------------------------------------------------------

Margin and Short Sales           The Convertible Fund may not                The Income and Growth Fund may
                                 purchase securities on margin,              not purchase securities on margin or
                                 except that the Fund may obtain             engage in short sales. (F)
                                 such short-term credits as may be
                                 necessary for the clearance of
                                 purchases and sales of securities.
                                 (F)

                                 The Convertible Fund may not
                                 make short sales of securities or
                                 maintain a short position. (F)

-------------------------------------------------------------------------------------------------------------------

Unseasoned Issuers               The Convertible Fund may not                The Income and Growth Fund may
                                 purchase securities of any issuer           not invest more than 5% of its net
                                 which together with predecessors            assets in securities of issuers
                                 has a record of less than 3 years'          (including their predecessors) who
                                 continuous operation if as a result         have been in business for less than
                                 more than 5% of its net assets              three years. (nf)
                                 would be so invested. (F)
-------------------------------------------------------------------------------------------------------------------

 Subject Matter of Restriction              Convertible Fund                    Income and Growth Fund
------------------------------- --------------------------------------- --------------------------------------
Other Investment Companies      The Convertible Fund may not            The Income and Growth Fund may
                                purchase securities of other            not purchase any security of an
                                investment companies, except in the     investment trust except for purchases
                                open market at customary broker's       in the open market with no
                                commissions or as part of a plan of     commission other than a customary
                                merger or consolidation. (F)            broker's commission. (F)
-------------------------------------------------------------------------------------------------------------------

Diversification                 The Convertible Fund may not            The Income and Growth Fund may
                                purchase securities of an issuer        not purchase any securities (other
                                (other than obligations issued or       than U.S. Government obligations) if,
                                guaranteed by the U.S. government       as a result, more than 5% of the
                                or its agencies or instrumentalities)   value of its total assets would be
                                if immediately thereafter (i) more      invested in securities of a single
                                than 5% of its total assets would be    issuer or more than 10% of any class
                                invested in the securities of such      of securities or more than 10% of the
                                issuer or (ii) more than 10% of the     outstanding voting securities of any
                                outstanding securities of any class     issuer would be held. (F).
                                of such issuer would be held by the
                                Convertible Fund or by all series of
                                the Trust in the aggregate. (F)
-------------------------------------------------------------------------------------------------------------------

Industry Concentration          The Convertible Fund may not            The Income and Growth Fund may
                                purchase any security if such           not invest more than 25% of its total
                                purchase would cause its aggregate      assets in any one industry or group
                                investment in any one industry to       of industries. (F)
                                exceed 25% of its total assets. (F)
-------------------------------------------------------------------------------------------------------------------

Oil & Gas                       The Convertible Fund may not            The Income and Growth Fund may
                                invest in oil, gas and other mineral    not invest in interests (including
                                exploration programs although it        leases) in oil, gas or mineral
                                may purchase securities of issuers      development programs. (nf)
                                which engage in whole or in part in
                                such activities. (F)
-------------------------------------------------------------------------------------------------------------------

 Subject Matter of Restriction               Convertible Fund                       Income and Growth Fund
------------------------------- ----------------------------------------- -----------------------------------------
Senior Securities               The Convertible Fund may not issue        The Income and Growth Fund may
                                senior securities as defined in the       not issue senior securities. (F)
                                1940 Act except that it may borrow
                                from banks pursuant to its
                                investment restriction regarding
                                borrowing and enter into foreign
                                currency contracts and options
                                thereon as described in the
                                Convertible Fund prospectus and
                                statement of additional information.
                                (F)
-------------------------------------------------------------------------------------------------------------------

Futures and Options             The Convertible Fund may not              The Income and Growth Fund
                                invest in puts, calls, straddles, or      may write covered call options on
                                combinations thereof, except that         securities and securities indices up
                                the Convertible Fund may (a)              to 25% of the value of its net assets.
                                write exchange-traded covered             (nf)
                                call options on portfolio securities
                                and enter into closing purchase           The Income and Growth Fund does
                                transactions with respect to such         not have any investment restriction
                                options, and (b) invest up to 2% of       regarding investments in financial
                                its total assets in exchange-traded       futures contracts and related options.
                                call and put options on securities        (nf)
                                and securities indices. (F)

                                The Convertible Fund may engage
                                in financial futures contracts and
                                related options transactions for
                                hedging purposes, provided that the
                                sum of the initial margin deposits
                                on existing futures and related
                                options positions and the premiums
                                paid for related options would not
                                exceed 2% of its total assets. (nf)
-------------------------------------------------------------------------------------------------------------------

   Subject Matter of Restriction                 Convertible Fund                       Income and Growth Fund
----------------------------------- ----------------------------------------- -----------------------------------------
Securities held by Trustees and     The Convertible Fund may not              The Income and Growth Fund may
 Officers                           purchase or retain securities of any      not purchase or retain securities of
                                    issuer if any officer or Trustee of       any issuer if the officers or trustees
                                    the Trust or officer or director of       of the Fund who own beneficially
                                    PIC owns beneficially more than 1/2       more than 1/2 of 1% of such issuer,
                                    of 1% of the outstanding securities       together own beneficially more than
                                    of the issuer or all such persons         5% of such issuer's securities. (nf)
                                    owning more than 1/2 of 1% of such
                                    securities together own beneficially
                                    more than 5% of such securities.
                                    (F)
-------------------------------------------------------------------------------------------------------------------

Real Estate and Commodity           The Convertible Fund may not              The Income and Growth Fund
 Contracts                          make investments in real estate           may not deal in real estate but may
                                    or commodities or commodity               purchase marketable securities of
                                    contracts although the Convertible        companies that deal in real estate or
                                    Fund may purchase securities of           interests therein, including real estate
                                    issuers which deal in real estate or      investments by excluding real estate
                                    commodities and may purchase              limited partnerships. (F)
                                    securities which are secured by real
                                    estate interests such as real estate      The Income and Growth Fund
                                    investment trusts. (F)                    may not deal in commodities or
                                                                              commodities contracts. (F)
-------------------------------------------------------------------------------------------------------------------

Mortgage-Related and Other Asset-   No fundamental or non-fundamental         The Income and Growth Fund may
 Backed Securities                  restriction                               invest in securities that directly or
                                                                              indirectly represent an ownership
                                                                              participation in, or are secured by or
                                                                              payable from mortgage loans on real
                                                                              property. (nf)
-------------------------------------------------------------------------------------------------------------------

              COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

Multiple Class Structure

     The Convertible Fund offers two classes of shares which may be purchased at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed (i) at the time of purchase (Class A Shares) or (ii) on a contingent deferred basis (Class B Shares). Class A Shares are offered to the public at the next determined net asset value after receipt of the order by State Street Bank (the Convertible Fund's transfer agent), plus a maximum sales charge of 4.75% of the offering price (4.99% of the amount invested) on single purchases of less than $50,000. The sales charge for Class A Shares is reduced on a graduated scale on single purchases of $50,000 or more and may be reduced or varied under certain circumstances as described in the Convertible Fund prospectus. Class B Shares are offered to the public at the next determined net asset value after receipt of an order by State Street with no sales charge. Class B Shares are subject to a sales charge if they are redeemed within five years of purchase. Class B Shares will automatically convert to Class A Shares without a sales charge at the relative net asset value of each class eight years after the acquisition of the Class B Shares.

     The Income and Growth Fund also offers two classes of shares which may be purchased at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed (i) at the time of the purchase (the Class A Shares) or (ii) on a contingent deferred basis (the Class B Shares). The Class A and Class B shares of the Income and Growth Fund are offered under the same sales charge arrangements as the Class A and Class B Shares of the Convertible Fund.

     In the proposed Reorganization, shareholders of the Convertible Fund will receive the corresponding class of shares of the Income and Growth Fund which they currently hold in the Fund. The Reorganization will be effected at net asset value without the imposition of a sales charge, and thus, the shares of the Income and Growth Fund acquired by shareholders of the Fund pursuant to the proposed Reorganization would not be subject to any sales charge as a result of the Reorganization. However, holders of the Class B shares acquired as a result of the Reorganization would continue to be subject to a contingent deferred sales charge upon subsequent redemption to the same extent as if they had continued to hold their shares of the Convertible Fund. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class B shares of the Income and Growth Fund, the holding period of the redeemed shares will be "tacked" to the holding period of the Convertible Fund.

Distribution Plans

     Equity Planning serves as the distributor of shares of both the Income and Growth Fund and the Convertible Fund. The Acquiring Trust has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Income and Growth Fund relating to the sale and promotion of Income and Growth Fund shares and the furnishing of shareholder services (the "Income and Growth Class A Plan" and the "Income and Growth Class B Plan," and collectively the "Income and Growth Plans").

     Pursuant to the Income and Growth Class A Plan, the Acquiring Trust may pay Equity Planning up to 0.30% annually of the average daily net assets of the Income and Growth Fund's Class A Shares. However, Equity Planning has voluntarily agreed to limit the maximum amount of payments under the Income and Growth Class A Plan for fiscal year 1998 to 0.25% annually of the average daily net assets of the Income and Growth Fund's Class A Shares. Of the amounts payable under the Income and Growth Class A Plan, the Acquiring Trust is required to pay Equity Planning 0.25% annually of average daily net assets of the Class A shares as compensation for providing shareholder services.

     Under the Income and Growth Class B Plan, the Acquiring Trust may pay Equity Planning up to 1.00% annually of the average daily net assets of the Income and Growth Fund's Class B Shares. Of the amounts payable to Equity Plan-ning under the Income and Growth Class B Plan, the Acquiring Trust may reimburse Equity Planning for actual distribution expenses incurred up to 0.75% annually of the average daily net assets of the Income and Growth Fund Class B Shares. In addition, the Acquiring Trust is required to pay Equity Planning 0.25% annually of average daily net assets as compensation for providing shareholder services. Equity Planning's distribution expenses from selling Class B Shares may be more than the payments received from contingent deferred sales charges collected on redeemed shares and from the Acquiring Trust under the Income and Growth Class B Plan. Those expenses may be carried over and paid in future years. At April 30, 1998, Equity Planning had incurred unreimbursed expenses under the Income and Growth Class B Plan of $680,700.

     The Trust also has adopted distribution plans pursuant to Rule 12b-1 on behalf of each class of shares of the Convertible Fund, (the "Trust Class A Plan," "Trust Class B Plan," and collectively, the "Trust Plans"). The terms of the Trust Plans are substantially identical to those of the Income and Growth Plans except that under the Trust Class A Plan, Equity Planning may not receive more than 0.25% of the average daily net assets of the Convertible Fund's Class A Shares whereas with the Income and Growth Class A Plan, Equity Planning would be able to increase payments to 30 basis points if it terminated its voluntary reduction. Equity Planning's distribution expenses from selling Class B Shares of the Convertible Fund may be more than the payments received from contingent deferred sales charges collected on redeemed shares and from the Trust under the Trust Class B Plan. Those expenses may be carried over and paid in future years. At April 30, 1998, Equity Planning had incurred unreimbursed expenses under the Trust Class B Plan of $326,900 that were allocable to the Convertible Fund. The Acquiring Trust will not assume any unreimbursed expenses of Equity Planning related to the sale of Class B Shares of the Convertible Fund that exist at the time of the Reorganization.

                 COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES

     Both the Income and Growth Fund and the Convertible Fund offer the same shareholder services, including a Systematic Withdrawal Program, dividend and/or capital gain distribution program, telephone exchanges, telephone redemptions and access to the Investo-Matic Program, an automatic investment program.

     The Income and Growth Fund and the Convertible Fund distribute their net investment income quarterly, and distribute net realized capital gains, if any, at least annually. All dividends and distributions with respect to the shares of the Income and Growth Fund and the Convertible Fund are paid in additional shares of the respective Fund unless shareholders elect to receive cash. The number of shares received in connection with any reinvestment of dividends will be based upon the net asset value per share of the applicable class of shares of the Income and Growth Fund and the Convertible Fund in effect on the record date.

     The Income and Growth Fund and the Convertible Fund currently offer shareholders identical exchange privileges. Shareholders of the Income and Growth Fund and the Convertible Fund may exchange their shares for shares of a corresponding class of shares of other Phoenix Funds or any other Affiliated Phoenix Fund.

     Shares of the Income and Growth Fund and shares of the Convertible Fund may be redeemed at a redemption price equal to the net asset value of the shares as next determined following the receipt of a redemption order and any other required documentation in proper form. In the case of Class B shares redemption, investors will be subject to the applicable determined deferred sales charge, if any, for such shares. Payment of redemption proceeds for redeemed Convertible Fund and Income and Growth Fund shares are made within seven days after receipt of a redemption request in proper form and documentation.

     Because both the Income and Growth Fund and the Convertible Fund offer the same shareholder services, after the Closing the same services will continue to be available to the shareholders of the Convertible Fund but in their capacity as shareholders of the Income and Growth Fund.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     The following is a summary of certain provisions of the Declaration of Trust of each of the Trusts.

Form of Organization

     The Income and Growth Fund is a series of the Acquiring Trust, an unincorporated voluntary association organized under the laws of the Commonwealth of Massachusetts as a business trust, pursuant to a Declaration of Trust dated June 25, 1986, and as last amended on June 21, 1994 (the "Phoenix Income and Growth Fund Declaration of Trust"). The operations of the Income and Growth Fund are governed by the Phoenix Income and Growth Fund Declaration of Trust and by Massachusetts law, as applicable. The Convertible Fund is a series of the Trust, which is an unincorporated voluntary association organized under the laws of the Commonwealth of Massachusetts as a business trust, pursuant to a Declaration of Trust dated April 7,1958, as last amended on May 22, 1996 ("Phoenix Series Fund Declaration of Trust"). The operations of the Convertible Fund are governed by the Phoenix Series Fund Declaration of Trust, and by Massachusetts law, as applicable. Both the Acquiring Trust and the Trust are registered with the Securities and Exchange Commission as open-end management investment companies and both are subject to the provisions of the 1940 Act, and the rules and regulations of the Commission thereunder.

Shares

     Each Declaration of Trust provides that the Trustees are authorized to create an unlimited number of series and, with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes. The Trust currently has seven series of shares outstanding: Balanced Fund Series, Convertible Fund Series, Growth Fund Series, Aggressive Growth Fund Series, High Yield Fund Series, Money Market Fund Series and the U.S. Government Securities Fund Series. The Acquiring Trust currently has one series of shares outstanding: the Phoenix Income and Growth Fund. Each Trust in the future, may organize other separate series in addition to the currently existing series. The Income and Growth Fund offers Class A and Class B shares. The Convertible Fund offers Class A and Class B shares. The shares of a series when issued, are fully paid and non-assessable, have no preference, preemptive, or similar rights, and are freely transferable. The assets received by the Trusts for the issue or sale of shares of a series and any class thereof and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series and class, respectively, and constitute the rights of such series or class. Any underlying assets of a series and class are required to be segregated on the books of account and are to be charged with the expenses in respect to such series and class and with a share of the general expenses of the respective Trust.

Meetings

     The Phoenix Income and Growth Fund Declaration of Trust does not contain any requirement for periodic, special meetings of shareholders. Under the Phoenix Income and Growth Fund Declaration of Trust, meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of such series having voting rights. The Phoenix Series Fund Declaration of Trust provides that holders of 10% of the outstanding shares of the Trust can call a meeting of shareholders for a purpose requiring shareholder action. Shares of the Trusts do not have cumulative voting rights and the holders of more than 50% of the shares of each Trust voting for the election of Trustees can elect all of the Trustees of the Trust if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees.

Shareholder Liability

     Unlike the stockholders of a corporation, shareholders of a Massachusetts business trust, such as the Trusts, under certain circumstances, could be held personally liable for the debts, claims or other obligations of the business trust. Both the Phoenix Income and Growth Fund Declaration of Trust and the Phoenix Series Fund Declaration of Trust, however, disclaim shareholder liability for acts or obligations of the respective Trust and provide that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking, or obligation made or issued by the Trust shall contain a provision to this effect. Each Declaration of Trust provides for indemnification, out of the property of the respective series of the Trust with respect to which such shareholder's shares are issued, for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder of either Trust incurring financial loss on account of shareholder liability is considered remote since such liability is limited to circumstances in which a disclaimer is inoperative and the Trust would be unable to meet its obligations.


Liability of Trustees

     Under the Phoenix Income and Growth Fund Declaration of Trust and the Phoenix Series Fund Declaration of Trust, a Trustee will be personally liable only for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Under each Declaration of Trust, Trustees and officers will be indemnified for the expenses of litigation against them unless it is determined that the person did not act in good faith in the reasonable belief that the person's action was in or not opposed to the best interests of the Trust or if his conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Each Trust may also advance money for these expenses provided that the Trustee or officer undertakes to repay the Trust if his conduct is later determined to preclude indemnification.


Voting Requirements

     The Phoenix Income and Growth Fund Declaration of Trust generally provides that, to the extent permitted by the 1940 Act, with respect to matters that concern only the interests of a series or class, only the holders of shares of such series are entitled to vote. The Phoenix Series Fund Declaration of Trust provides for Trust-wide voting on all matters except as to matters for which a separate vote of a series is required by such Declaration of Trust or as to matters that affect the interest of one or more but not all series (in which event only the affected series shall vote.) Each Declaration of Trust provides for class-specific voting on Rule 12b-1 distribution plans that are applicable only to a particular class.


Liquidation or Dissolution

     In the event of the liquidation or dissolution of a series of either Trust, the shareholders of the respective series or class are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the series or class over the liabilities belonging to the series or class. The assets so distributable to shareholders will be distributed among shareholders of a series or class in proportion to the number of shares held by them and recorded on the books of the respective series or class.


Appraisal Rights

     The Phoenix Income and Growth Fund Declaration of Trust provides that shareholders have appraisal rights in connection with any merger or consolidation with, or transfer of its assets to another entity. However, the staff of the Commission has taken the position that any rights to appraisal arising under state law are preempted by the provisions of the 1940 Act and Rule 22c-1 thereunder, which generally requires that shares of a registered open-end investment company be valued at their next determined net asset value. The Phoenix Series Fund Declaration of Trust does not grant appraisal rights to shareholders.

Inspection of Records

     The Phoenix Income and Growth Fund Declaration of Trust provides that shareholders may inspect the records of the Acquiring Trust to the same extent as is permitted shareholders of a Massachusetts business corporation. The Phoenix Series Fund Declaration of Trust provides for shareholder inspection of the records of the Trust to the extent permitted by the Trustees.


                                   FISCAL YEAR

     The Income and Growth Fund operates on fiscal years ending April 30. The Convertible Fund operates on fiscal years ending October 31.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

     Responsibility for the management and supervision of the Trust, including the Convertible Fund, rests with the Trust's Board of Trustees. PIC serves as investment manager to the Trust. Responsibility for the management and supervision of the Acquiring Trust, including the Income and Growth Fund, rests with the Acquiring Trust's Board of Trustees. PIC also serves as the investment adviser to the Income and Growth Fund. National, a direct subsidiary of Phoenix Investment Partners, Ltd. (formerly known as Phoenix Duff & Phelps Corporation), acted as the adviser to the Income and Growth Fund prior to June 1, 1998. Effective June 1, 1998, National transferred advisory responsibilities for the Acquiring Trust to PIC. John H. Hamlin serves as portfolio manager of the Convertible Fund and as such is primarily responsible for the day to day management of the Convertible Fund. Investment and trading decisions for the Income and Growth Fund are made by a team of equity investment professionals and a team of fixed income investment professionals. Steven L. Colton is the leader of the equity team and as such is primarily responsible for the day-to-day decisions related to the equity holdings in the Income and Growth Fund's portfolio.

     Equity Planning serves as financial agent of the Income and Growth Fund and the Convertible Fund and, as such, will perform administrative bookkeeping and pricing functions. Equity Planning also acts as transfer agent for the Income and Growth Fund and the Convertible Fund.

     State Street Bank and Trust Company acts as custodian for the Income and Growth Fund and the Convertible Fund.

     PricewaterhouseCoopers LLP serves as the independent accountants for the Funds.


                               VOTING INFORMATION


Quorum and Voting Requirements

     This Prospectus/Proxy Statement is being furnished to the shareholders of the Convertible Fund in connection with the solicitation by the Board of Trustees of the Phoenix Series Fund of proxies to be used at the Meeting.

     Shareholders of record of the Convertible Fund at the close of business on August 11, 1998 (the "Record Date") will be entitled to vote at the Meeting or at any adjournments thereof. As of the Record Date, there were 9,918,163.181 and 449,933.585 issued and outstanding Class A and Class B shares, respectively, of the Convertible Fund. Shareholders are entitled to one vote for each share held and a proportionate vote for each fractional share held. Shareholders of the Convertible Fund will vote together as a single class on the Proposal. The holders of a majority of the shares entitled to vote at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. A quorum being present, the approval of the Proposal requires the affirmative vote of a "majority of the outstanding voting securities" of the Convertible

Fund as defined in the 1940 Act. Under the 1940 Act, the "vote of a majority of the outstanding voting securities" means the lesser of either (1) the vote of 67% or more of the shares of the Convertible Fund present at the Meeting if the holders of more than 50% of the outstanding Convertible Fund shares are present or represented by proxy, or (2) the vote of the holders of more than 50% of the outstanding shares of the Convertible Fund. For purposes of determining the presence of a quorum for transacting business at the Meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the Meeting, but which have not been voted. For this reason, abstentions and broker non-votes will assist the Convertible Fund in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposal.

     If either (a) a quorum is not present at the Meeting or (b) a quorum is present but sufficient votes in favor of the Proposal have not been obtained, then the persons named as proxies may propose one or more adjournments of the Meeting without further notice to shareholders to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders. The persons named as proxies will vote those proxies that such persons are required to vote FOR the Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the Proposal against such adjournment.

     The individuals named as proxies on the enclosed proxy card will vote in accordance with the shareholder's direction, as indicated thereon, if the proxy card is received and is properly executed. If the shareholder properly executes a proxy and gives no voting instructions with respect to the Proposal, the shares will be voted in favor of the Proposal. The proxies, in their discretion, may vote upon such other matters as may properly come before the Meeting. The Board of Trustees of the Trust is not aware of any other matters to come before the Meeting.

     Approval of the Proposal by the shareholders of the Convertible Fund is a condition of the consummation of the Reorganization. If the Reorganization is not approved, the Convertible Fund will continue as a series of the Trust and the Board of Trustees of the Trust may consider other alternatives in the best interests of the shareholders of the Convertible Fund.

Revocation of Proxies; No Appraisal Rights

     Any shareholder who has given a proxy has the right to revoke the proxy any time prior to its exercise (i) by written notice of the proxy's revocation to the Secretary of the Trust at the above address prior to the Meeting; (ii) by the subsequent execution and return of another proxy prior to the Meeting (iii) by submitting a subsequent telephone vote; or (iv) by being present and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting. Shareholders of the Convertible Fund are not entitled to appraisal rights in connection with the Reorganization.

Solicitation of Proxies

     In addition to solicitation of proxies by mail, officers of the Trust and officers and regular employees of the Phoenix Investment Counsel, Inc., affiliates of Phoenix Investment Counsel, Inc., or other representatives of the Trust may also solicit proxies by telephone or telegram or in person. The Trust may also use a proxy solicitation firm (a "Solicitor") to assist with the mailing and tabulation effort and any special, personal solicitation of proxies.

     Shareholders of the Convertible Fund may be asked by the Solicitor's representatives to cast their votes by authorizing the execution of a proxy by telephone. Shareholders will either be contacted by a representative of the Solicitor using information derived from a shareholder list provided by the Trust or shareholders may be sent a written communication or left a telephone message asking the shareholder to telephone the Solicitor at a designated toll-free number. In all such cases, the representative of the Solicitor will ask for the shareholder's full name and address, the last four digits of the shareholder's social security number or employer identification number, the person's title (in the case of a corporate shareholder) and confirmation that the person is authorized to direct the voting of the shares. The shareholder will be asked to confirm that the Prospectus/Proxy Statement and proxy form have been received. If answered in the affirmative, the Solicitor representative will advise the shareholder that the shareholder may authorize the execution of a proxy over the telephone and ask the shareholder if the shareholder desires to authorize the execution of a proxy at that time. Telephone conversations will be recorded. If the shareholder chooses to proceed, the representative of the Solicitor will then ask the shareholder if the shareholder wishes to support the Proposal. If answered in the affirmative, the Solicitor will read the Proposal to the shareholder and ask for such shareholder's voting instruction on the Proposal.

     Although the representative of the Solicitor will assist with any questions, the answers to which are contained in the Proxy Statement, the representative of the Solicitor will not make recommendations on how to vote on the Proposal. Finally, the representative of the Solicitor will explain that the Solicitor will execute a written proxy as the shareholder's agent in accordance with the shareholder's instructions and will forward the proxy to the Trust. Within 72 hours after each telephone call, the Solicitor will send to each shareholder who used the telephone proxy voting method a written confirmation of the shareholder's instructions. The shareholder will be asked to contact the Solicitor immediately if the shareholder's instructions have not been properly recorded.

     If a shareholder wishes to participate in the Meeting, but does not wish to authorize the execution of a proxy by telephone, the shareholder may still submit the proxy form included with this Prospectus/Proxy Statement or attend the Meeting in person.

     The costs of the Meeting, such as the preparation and mailing of the notice, the Prospectus/Proxy Statement and the proxy, and the solicitation of proxies, including reimbursement to persons who forward proxy materials to their clients, and the expenses connected with the solicitation of these proxies in person, by telephone, or by telegraph, will be borne by PIC. The costs of any additional solicitation and of any adjourned session of the Meeting will be borne by PIC. PIC will reimburse banks, brokers, and other persons holding Convertible Fund shares registered in their names or in the names of their nominees, for their expenses incurred in sending proxy material to and obtaining proxies from the beneficial owners of such Convertible Fund shares.

Ownership of Voting Securities

     Based on holdings and total shares outstanding as of April 30, 1998, the Trustees and officers of the Trust owned as a group less than 1% of the outstanding voting securities of the Convertible Fund. If the Reorganization were consummated as of April 30, 1998, the Trustees and officers of the Trust would own less than 1% of the outstanding voting securities of the Combined Income and Growth Fund based on their holdings and total shares outstanding as of April 30, 1998. As of April 30, 1998, Merrill Lynch Pierce Fenner & Smith ("Merrill Lynch") was known to own of record 21.19% of the outstanding Class B shares of the Convertible Fund and 12.07% of the outstanding Class B shares of the Income and Growth Fund. Merrill Lynch's address is: Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, Jacksonville, Florida 32246.

     THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES OF THE TRUST, RECOMMEND APPROVAL OF THE PLAN OF REORGANIZATION.

     WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE FILL IN, DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF IT IS MAILED IN THE UNITED STATES.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     Additional information about the Income and Growth Fund, and the Acquiring Trust is included in the Income and Growth Fund Prospectus accompanying this document and is incorporated by reference herein. Further information about the Income and Growth Fund and the Acquiring Trust is included in the Statement of Additional Information for the Income and Growth Fund, dated August 28, 1998, which has been filed with the Commission and is incorporated by reference herein. A copy of the Income and Growth Fund Statement of Additional Information may be obtained without charge by contacting Equity Planning at 100 Bright Meadow Boulevard, Post Office Box 2200, Enfield, Connecticut 06083-2200, or by telephoning Equity Planning toll-free at 1-800-243-4361.

     Additional information about the Convertible Fund, is included in the current Prospectus for the Convertible Fund dated February 27, 1998 (the "Convertible Fund Prospectus"). A copy of the Convertible Fund Prospectus has been filed with the Commission, and is incorporated by reference herein. Further information about the Convertible Fund is included in the Statement of Additional Information for the Convertible Fund dated February 27, 1998, which also has been filed with the Commission and is incorporated by reference herein. A copy of the Convertible Fund Statement of Additional Information may be obtained without charge by contacting Equity Planning at 100 Bright Meadow Boulevard, Post Office Box 2200, Enfield, Connecticut 06083-2200, or by telephoning Equity Planning toll-free at 1-800-243-4361.


                                  MISCELLANEOUS


Available Information

     The Acquiring Trust is registered under the 1940 Act and is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and, in accordance therewith, files reports, proxy materials, and other information with the Commission. The Trust is also registered under the 1940 Act and is required to file reports under the 1940 Act. Such reports, proxy materials, and other information can be inspected at the Securities and Exchange Commission at Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 as well as at the following regional offices: New York Regional Office, 75 Park Place, Room 1228, New York, NY 10007; and Chicago Regional Office, Northwestern Atrium Center, 500 Madison Street, Suite 1400, Chicago, IL 60661. Copies of such material also can be obtained from the Public Relations Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web Site (http://www.sec.gov) that contains this Prospectus, Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


Management's Discussion of the Income and Growth Fund's Performance for the Year Ended April 30, 1998

     The fiscal year ended April 30, 1998 was an unusually strong period for common stocks. The Standard & Poor's 500 Index returned 41.27%. (The Standard and Poor's 500 Index is an unmanaged, commonly used measure of stock market performance. The Index is not available for direct investment.) Bonds posted solid returns although not as spectacular as stocks, with the Lehman Brothers Aggregate Bond Index up 10.91%. (The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond market performance. The Index is not available for direct investment.)

     For the 12 months ended April 30, 1998, the Income and Growth Fund Class A and B shares posted double-digit returns of 21.87% and 21.03%, respectively, compared with 22.49% for the Income and Growth Fund's benchmark. The Income and Growth Fund's benchmark was changed from a composite index consisting of 55% Standard & Poor's 500 Index, 35% Lehman Brothers Aggregate Bond Index, and 10% 90-day T-bills to a composite index consisting of 40% Standard & Poor's 500 Index and 60% Lehman Brothers Aggregate Bond Index to more accurately reflect the Income and Growth Fund's asset allocation, which is set at 40% common stocks and 60% fixed-income securities. The return on Class A shares was within .62 percentage points of this asset allocation. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Through December, highlights included the Income and Growth Fund's focus on energy technology issues, such as Nabors Industries. Diamond Offshore Drilling, and Noble Drilling. Other positive contributors included an overweighted position in the strongly performing cable industry as well as some individual holdings, such as Rite Aid and Home Depot.

     In December, a management change was made to a team approach. Steve Colton, formerly with American Century, leads the equity team, which employs a large-cap, value style that is highly diversified and attempts to return more than the S&P 500 with lower risk. As a result of the change, the number of holdings has been increased and sector concentration (notably energy) has been reduced. Since December, the equity portion has had success in auto stocks like Ford Motor Corp., drug stocks like Pfizer Inc. and brokerage stocks like Morgan Stanley, Dean Witter & Co.

     The fixed-income portion of the portfolio is managed by a fixed-income team, using a multi-sector approach. Sector holdings have been opportunistically shifted over the past 12 months into the most undervalued sectors and out of sectors determined to be overvalued. Early in the year the Income and Growth Fund was increasing its exposure to U.S. Treasuries due to historically tight credit spreads. Over the past six months, the Asian crisis has caused spreads to widen across all credit-sensitive sectors. The Adviser took advantage of this spread widening, increasing the Income and Growth Fund's exposure to investment-grade corporates, taxable municipals, commercial mortgage-backed securities and emerging markets.

     The stock market is experiencing a period of stock market volatility. Troubles in Asian countries like Indonesia and South Korea, slowing S&P 500 earnings growth, and tight labor markets are among the top concerns of market forecasters. Offsetting these concerns are such factors as strong flows into equity mutual funds by aging baby-boomers saving for their retirement, merger activity, low inflation and interest rates, and global competitiveness of large U.S. corporations. The Income and Growth Fund's equity holdings are currently emphasizing the financial services sector, which is benefiting from a strong fundamental environment and merger activity, and the consumer cyclical sector, which is benefiting from strong employment growth and consumer confidence.

     The fixed-income segment of the portfolio is positioned well for the new fiscal year. The average credit quality is A+ and the duration is 4.8 years, approximately equal to the Lehman Brothers Aggregate Bond Index. The sector allocation is well balanced with exposure to the conventional core sectors, such as investment-grade corporates and agency mortgage-backed securities and enhanced core sectors, such as taxable municipals, commercial mortgage-backed securities, non-agency residential mortgage-backed securities, and emerging-market debt.


Average Annual Total Returns for Periods Ending 4/30/98

                                                                               From Inception
                                       1 Year       5 Years      10 Years     1/3/92 to 4/30/98
                                    -----------   -----------   ----------   ------------------
Class A with 4.75% sales charge         16.10%        10.93%       12.58%              --
Class A at net asset value              21.87%        12.00%       13.12%              --
Class B with CDSC                       17.03%        11.19%          --           11.49  %
Class B at net asset value              21.03%        11.19%          --           11.49  %
New Balanced Benchmark***               22.49%        13.33%       13.06%           12.30%****
Old Balanced Benchmark**                26.38%        15.57%       14.19%           13.84%****
S&P 500 Stock Index*                    41.27%        23.32%       18.92%           20.84%****

                           Income & Growth at 4/30/98


                            Old           New
                          Balanced      Balanced     Income &
             S&P 500     Benchmark     Benchmark     Growth A
            ---------   -----------   -----------   ---------
4/30/88      10,000        10,000        10,000       9,525
4/30/89      12,270        11,593        11,372      11,600
4/30/90      13,550        12,745        12,484      12,131
4/30/91      15,939        14,791        14,539      13,902
4/30/92      18,165        16,600        16,340      16,165
4/30/93      19,844        18,274        18,252      18,554
4/30/94      20,904        18,928        18,739      19,182
4/30/95      24,557        21,321        20,864      20,324
4/30/96      31,992        25,543        24,392      24,188
4/30/97      40,055        29,815        27,854      26,832
4/30/98      56,585        37,680        34,118      32,699

     This chart assumes an initial investment of $10,000 made on April 30, 1988 for Class A shares of the Income and Growth Fund. The total return for Class A shares of the Income and Growth Fund reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return (since inception 1/3/92) for Class B shares of the Income and Growth Fund reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year, 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

     Foreign investing involves special risks, such as currency fluctuation and less public disclosure as well as economic and political risks.

     * The S&P 500 Stock Index is an unmanaged but commonly used measure of stock total return performance. The S&P 500's performance does not reflect sales charges.

    ** The Old Balanced Benchmark is calculated based upon the performance of the following indices: 55% S&P 500/ 35% Lehman Brothers Aggregate Bond Index/10% U.S. Treasury bills and is produced by Frank Russell Company. The index's performance does not reflect sales charges.

   *** The New Balanced Benchmark is calculated based upon the performance of the following indices: 40% S&P 500/ 60% Lehman Brothers Aggregate Bond Index and is produced by Frank Russell Company. The index's performance does not reflect sales charges.

  **** Index information from 1/1/92 to 4/30/98.

Legal Matters

     Certain legal matters in connection with the issuance of the shares of the Income and Growth Fund will be passed upon by Goodwin, Procter & Hoar LLP.

Additional Financial Information

     The table set forth below presents certain financial information for the Income and Growth Fund. This information is derived from the Income and Growth Fund audited financial statements for the year ended April 30, 1998. The data should be read in conjunction with the audited financial statements and related notes, which are included in the Statement of Additional Information related to this Prospectus/Proxy Statement. The financial highlights for the Income and Growth Fund for prior periods are contained in the Income and Growth Fund Prospectus, and the financial statements for the Income and Growth Fund for prior periods are contained in the Acquiring Trust's Annual Report to Shareholders which are included in the Statement of Additional Information related to this Prospectus Proxy/Statement.

PHOENIX INCOME AND GROWTH FUND
Financial Highlights
For a share of beneficial interest outstanding throughout each period


                                                  Year Ended April 30, 1998
                                                 ---------------------------
                                                    Class A        Class B
                                                 ------------   ------------
Net asset value, beginning of period               $   9.86        $  9.87
Income from investment operations
 Net investment income                                 0.38           0.30
 Net realized and unrealized gain (loss)               1.63           1.64
                                                    -------       --------
  Total from investment operations                     2.01           1.94
                                                    -------       --------
Less distributions
 Dividends from net investment income                 (0.39)         (0.31)
 Dividends from net realized gains                    (1.28)         (1.28)
 In excess of accumulated net realized gains             --             --
                                                    -------       --------
  Total distributions                                 (1.67)         (1.59)
                                                    -------       --------
Change in net asset value                              0.34           0.35
                                                    -------       --------
Net asset value, end of period                      $ 10.20        $ 10.22
                                                    ========      ========
Total return(1)                                       21.87%         21.03%
Ratios/supplemental data:
 Net assets, end of period (thousands)             $459,992       $361,876
Ratio to average net assets of:
 Expenses                                              1.13%          1.88%
 Net investment income                                 3.61%          2.86%
Portfolio turnover rate                                 155%           155%

----------------
(1) Maximum sales charge is not reflected in total return calculation.

                                OTHER BUSINESS

     The Board of Trustees of the Trust knows of no business to be brought before the Meeting other than the matters set forth in this Prospectus/Proxy Statement. Should any other matter requiring a vote of Convertible Fund shareholders arise, however, the proxies will vote thereon according to their best judgment in the interests of the Convertible Fund and the shareholders of the Convertible Fund.

                     AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 27th day of May, 1998, by and between PHOENIX INCOME AND GROWTH FUND (the "Income and Growth Trust"), a Massachusetts business trust with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix Income and Growth Fund, the sole portfolio series thereof (the "Acquiring Fund") and PHOENIX SERIES FUND (the "Series Trust"), a Massachusetts business trust with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix Convertible Fund Series, a portfolio series thereof (the "Acquired Fund").

     All references in this Agreement to action taken by the Acquiring Fund or the Acquired Fund shall be deemed to refer to action taken by the Income and Growth Trust or the Series Trust, on behalf of the respective portfolio series.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer by the Acquired Fund of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund, in exchange solely for Class A and Class B shares of beneficial interest in the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Income and Growth Trust and the Series Trust are each open-end, registered investment companies of the management type;

     WHEREAS, the Board of Trustees of the Income and Growth Trust has determined that the exchange of all or substantially all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Board of Trustees of the Series Trust has determined that the exchange of all or substantially all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


1. THE TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL THE LIABILITIES OF THE ACQUIRED FUND AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all or substantially all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in Article 2 and (ii) to assume all the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable which are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Acquired Fund, prepared by Phoenix Equity Planning Corporation, it its capacity as financial agent for the Acquired Fund as of the Valuation Date (as defined in paragraph 2.1) in accordance with generally accepted accounting principles consistently applied from the prior audited period.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute pro rata to the Acquired Fund's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares of the corresponding class due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.


2. VALUATION

     2.1 The value of the Acquired Fund's net assets to be acquired by the Acquiring Fund hereunder and the net asset value of Acquiring Fund Shares of each class shall be computed as of immediately after the close of business of the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the ("Valuation Date")), using the valuation procedures set forth in the Acquiring Fund's Declaration of Trust and then-current prospectus or statement of additional information.

     2.2 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets and the assumption of liabilities shall be determined by dividing the value of the net assets of the Acquired Fund attributable to each class of shares of the Acquired Fund by the net asset value of an Acquiring Fund Share of the corresponding class.


3. CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be the next Friday that is a full business day following satisfaction (or waiver as provided herein) of all of the conditions set forth in Articles 6, 7, and 8 of this Agreement (other than those conditions which may by their terms be satisfied only at the Closing), or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. New York Time. The Closing shall be held at the offices of Phoenix Investment Counsel, Inc. ("PIC"), 56 Prospect Street, Hartford, Connecticut 06115-0480, or at such other time and/or place as the parties may agree.

     3.2 The Series Trust shall cause Phoenix Equity Planning Corporation (the "Transfer Agent"), transfer agent of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Series Trust or provide evidence satisfactory to the Series Trust that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.


4. REPRESENTATIONS AND WARRANTIES

   4.1 The Series Trust represents and warrants to the Income and Growth Trust as follows:

     (a) The Series Trust is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

     (b) The Series Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission"), as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the registration of its shares under the Securities Act of 1933, as amended (the "1933 Act"), are in full force and effect.

     (c) The Series Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking relating to the Acquired Fund.

     (d) The Acquired Fund has no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Acquired Fund prior to the Closing Date.

     (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     (f) The Statement of Assets and Liabilities of the Acquired Fund at October 31, 1997 has been audited by Price Waterhouse, LLP, independent accountants, and is in accordance with generally accepted accounting principles consistently applied and such statement (copies of which have been furnished to Income and Growth Trust,) fairly reflects the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

     (g) Since October 31, 1997, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (g), a decline in net asset value per share of the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change.

     (h) All Federal and other tax returns and reports of the Acquired Fund required by law to have been filed have been filed and are correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (i) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such.

     (j) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund (recognizing that, under Massachusetts law, Acquired Fund Shareholders could, under certain circumstances be held personally liable for obligations of the Acquired Fund). The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares (except for the conversion feature of the Class B shares into Class A shares as described in the current prospectus of the Acquired Fund).

     (k) The execution, delivery and performance of this Agreement has been duly authorized prior to the Closing Date by all necessary action on the part of the Board of Trustees of the Series Trust, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Series Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights, and to general equity principles.

   4.2 The Income and Growth Trust represents and warrants to the Series Trust as follows:

     (a) The Income and Growth Trust is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.


     (b) The Income and Growth Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission, as an investment company under the 1940 Act, and the registration of its shares under the 1933 Act are in full force and effect.


     (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.


     (d) The Income and Growth Trust is not, and the execution, delivery and performance of this Agreement will not result in a material violation of the Acquiring Fund's Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking relating to the Acquiring Fund.


     (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated.

     (f) The Statement of Assets and Liabilities of the Acquiring Fund at April 30, 1998, has been audited by Price Waterhouse, LLP, independent accountants and is in accordance with generally accepted accounting principles consistently applied and such statement (copies of which have been furnished to the Series Trust), fairly reflects the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

     (g) Since April 30, 1998, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (g), a decline in net asset value per share of the Acquiring Fund Shares, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders, shall not constitute a material adverse change.

     (h) All Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed have been filed and are correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such.

     (j) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund (recognizing that, under Massachusetts law, Acquiring Fund shareholders could under certain circumstances be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares (except for the conversion feature of the Class B shares into Class A shares as described in the current prospectus of the Acquiring Fund).

     (k) The execution, delivery and performance of this Agreement has been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Income and Growth Trust and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights, and to general equity principles.

     (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement at the Closing Date have been duly authorized.


5. COVENANTS OF THE ACQUIRING FUND, AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, the dividends contemplated by Section 8.6 hereof, and any other distribution that may be advisable.

     5.2 The Series Trust will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.


     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 The Series Trust will provide the Acquiring Fund with information reasonably necessary for the preparation of a registration statement on Form N-14 of the Income and Growth Trust (the "Registration Statement"), such Registration Statement to consist of, without limitation, a prospectus (the "Prospectus") that includes a proxy statement of the Acquired Fund (the "Proxy Statement").

     5.7 The Income and Growth Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state blue sky or securities laws as may be necessary in order to continue the operations of the Acquiring Fund after the Closing Date.


6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Series Trust to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Income and Growth Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, to the following further conditions:

     6.1 All representations and warranties of the Income and Growth Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2 The Income and Growth Trust shall have delivered to the Series Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Series Trust, and dated as of the Closing Date, to the effect that the representations and warranties of the Income and Growth Trust made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Series Trust shall reasonably request.

     6.3 The Acquiring Fund Shares to be issued and delivered to the Acquiring Fund, for the account of the Acquired Fund Shareholders when so issued and delivered, shall be duly and validly issued, and shall be fully paid and non-assessable by the Acquiring Fund (recognizing that, under Massachusetts law, shareholders of the Acquiring Fund could under certain circumstances be held personally liable for its obligations);

     6.4 The Proxy Statement and Prospectus (only insofar as they relate to the Acquiring Fund), on the effective date of the Registration Statement and on the Closing Date, (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and the regulations thereunder and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statement herein in light of the circumstances under which such statements were made, not materially misleading.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Income and Growth Trust to complete the transactions provided for herein shall be subject, at its election, to the performance by the Series Trust and the Acquired Fund of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following conditions:

     7.1 All representations and warranties of the Series Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     7.2 The Series Trust shall have delivered to the Income and Growth Trust a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Fund; and

     7.3 The Series Trust shall have delivered to the Income and Growth Trust on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Income and Growth Trust, and dated as of the Closing Date, to the effect that the representations and warranties of the Multi-Portfolio Trust, with respect to the Series Trust made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Income and Growth Trust shall reasonably request.

     7.4 The Acquired Fund shall have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder, and, upon delivery and payment for such assets.

     7.5 The Proxy Statement and Prospectus (other than information therein that relates to the Income and Growth Trust or the Acquiring Fund), on the effective date of the Registration Statement and on the Closing Date (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, the 1940 Act and the regulations thereunder and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     The obligations of the Series Trust and the Income and Growth Trust to consummate the transactions contemplated by this Agreement shall be subject, at their election (except as provided in paragraphs 8.1 and 8.5 below) to the following conditions:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the holders of the outstanding shares of beneficial interest in the Acquired Fund in accordance with the provisions of the Declaration of Trust and By-Laws of the Series Trust and certified copies of the resolutions evidencing such approval shall have been delivered to the Income and Growth Trust. Notwithstanding anything herein to the contrary, neither the Income and Growth Trust nor the Series Trust may waive the conditions set forth in this paragraph 8.1:

     8.2 On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Income and Growth Trust or the Series Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent order or permit would not involve a risk of a material adverse effect on the assets or properties of the Income and Growth Trust or the Series Trust.

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The parties shall have received an opinion from the law firm of Goodwin, Procter & Hoar LLP addressed to the Income and Growth Trust and Series Trust substantially to the effect that the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by the law firm of Goodwin, Procter & Hoar LLP of representations it shall request of the Income and Growth Trust and the Series Trust. Notwithstanding anything herein to the contrary, neither the Income and Growth Trust nor the Series Trust may waive the condition set forth in this paragraph 8.5.

     8.6 At or immediately prior to the Closing, the Series Trust shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund Shareholders all of such Acquired Fund's investment company taxable income for taxable years ending at or prior to the Closing and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).


9. BROKERAGE FEES AND EXPENSES

     9.1 The Income and Growth Trust and the Series Trust each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 All of the expenses and costs of the Reorganization and the transactions contemplated thereby shall be borne by PIC.


10. ENTIRE AGREEMENT

     10.1 The Income and Growth Trust and the Series Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.


11. TERMINATION

     This Agreement and the transactions contemplated hereby may be terminated and abandoned by either party by resolution of the party's Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Board, make proceeding with the Agreement inadvisable. In the event of any such termination, there shall be no liability for damages on the part of either the Income and Growth Trust or the Series Trust, or their respective Trustees or officers, to the other party.


12. AMENDMENTS

     This agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Series Trust and the Income and Growth Trust; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Series Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their principal place of business.


14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 It is expressly agreed that the obligations of the Series Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Series Trust personally, but shall bind only the trust property of the Series Trust, as provided in the Declaration of Trust of the Series Trust. The execution and delivery by such officers of the Series Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in the Declaration of Trust of the Series Trust. The Series Trust is a series company with multiple series, and has entered into this Agreement on behalf of one such series, the Acquired Fund. With respect to any obligation of the Series Trust arising hereunder, the Income and Growth Trust and the Acquiring Fund shall look for payment or satisfaction of such obligations solely to the assets and property of the Acquired Fund.

     14.6 It is expressly agreed that the obligations of the Income and Growth Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Income and Growth Trust personally, but shall bind only the trust property of the Income and Growth Trust, as provided in the Declaration of Trust of the Income and Growth Trust. The execution and delivery by such officers of the Income and Growth Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Income and Growth Trust as provided in the Declaration of Trust of the Income and Growth Trust. The Income and Growth Trust is a series company with a sole portfolio series, the Acquiring Fund and has entered into this Agreement on behalf of such series. With respect to any obligation of the Income and Growth Trust arising hereunder, the Series Trust and the Acquired Fund shall look for payment or satisfaction of such obligations solely to the assets and property of the Acquiring Fund.

     14.7 The sole remedy of a party hereto for a breach of any representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein as set forth in Paragraph 6.1 and 7.1.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed hereto and arrested by its Secretary or Assistant Secretary.

                                          PHOENIX INCOME AND GROWTH FUND, on
                                          behalf of the Phoenix Income and
                                          Growth Fund

ATTEST:


/s/ G. Jeffrey Bohne                      By: /s/ Philip R. McLoughlin
------------------------------                ----------------------------------
G. Jeffrey Bohne                              Name: Philip R. McLoughlin
Secretary                                     Title: President


                                          PHOENIX SERIES FUND, on behalf of the
                                          Phoenix Convertible Fund Series


ATTEST:

/s/ G. Jeffrey Bohne                      By: /s/ James D. Wehr
------------------------------                  --------------------------------
G. Jeffrey Bohne                                Name: James D. Wehr
Secretary                                       Title: Senior Vice President